[LETTERHEAD]

                                                      April 1, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4644

RE:	Post Effective Amendment No. 6 to the Registration Statement on Form N-4 for
Variable Annuity Account A
First Security Benefit Life Insurance and Annuity Company of New York (File Nos. 333-142084, 811-21104)

Commissioners:

On behalf of First Security Benefit Life Insurance and Annuity Company of New York and Variable Annuity Account A (the “Separate Account”), we are transmitting for filing with the Securities and Exchange Commission under Rule 485(b) of the Securities Act of 1933 Post-Effective Amendment No. 6 (the “Amendment”) to the Registration Statement on Form N-4 for certain flexible premium variable annuity contracts issued through the Separate Account.

The Amendment is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 to delay the effectiveness of a previously filed post-effective amendment (filed on March 17, 2011) to April 18, 2011.  As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosures which would otherwise render it ineligible to become effective pursuant to paragraph (b).

If you have any questions or comments regarding the Amendment, please call Elisabeth Bentzinger at 202.383.0717.

Sincerely,

/s/ Chris Swickard

Chris Swickard, Associate General Counsel

cc:           Elisabeth M. Bentzinger